Leases	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Leases
6. Leases
(1) Lessor
Some of the contracts include options to extend or to terminate the lease. The Company and its subsidiaries determine the lease term while taking such periods covered by options into account when determined the lease term when it is reasonably certain that it will exercise these options. The majority of the lease contracts do not contain bargain purchase options for customers.
The estimated unguaranteed residual value represents estimated proceeds from the disposition of equipment at the time the lease is terminated. The estimated unguaranteed residual value is determined based on market value of used equipment, estimates of when and how much equipment will become obsolete, and actual recovery being experienced for similar used equipment. The Company and its subsidiaries may incur losses if the estimated residual amounts are unable to collect or need to recognize valuation losses when the estimates differ from actual trends in equipment valuation and the secondhand market. The risk of loss on leased assets relating to the estimated unguaranteed residual value of the leased assets is monitored through projections of the estimated unguaranteed residual value at lease origination and periodic review of estimated unguaranteed residual value.
When auto leases are bundled with maintenance contracts, considerations on contracts are allocated based upon the estimated standalone selling prices of the lease and non-lease components. Lease components generally include product and financing cost, and non-lease components generally consist of maintenance contracts.
A certain subsidiary is providing automobile related services, and applying practical expedients, to not separate non-lease components from the associated lease components. In this service, ASC 606 is applied to the entire contract because the consideration related to non-lease components accounts for the majority of contract consideration. Revenues from these operations are recognized over the customers’ usage period of the services, since customers simultaneously receive and consume the benefits when the performance obligations are satisfied. The value transferred to customers is directly measured based on the usage period.
Lease income for fiscal 2022, 2023 and 2024 are as follows:

	Millions of yen
	Fiscal Year ended March 31, 2022	Fiscal Year ended March 31, 2023	Fiscal Year ended March 31, 2024
Lease income – net investment in leases
Interest income	¥73,379	¥80,810	¥87,189
Other	2,598	2,568	2,500
Lease income – operating leases *	450,454	499,541	535,490

Total lease income	¥526,431	¥582,919	¥625,179

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥17,912 million, ¥25,699 million and ¥20,960 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥22,236 million, ¥31,233 million and ¥32,481 million for fiscal 2022, 2023 and 2024, respectively.

Lease income from net investment in leases is included in finance revenues in the consolidated statements of income. Gains and losses from the disposition of net investment in leases were not material for fiscal 2022, 2023 and 2024.

Net investment in leases at March 31, 2023 and 2024 consists of the following:

	Millions of yen
	March 31, 2023	March 31, 2024
Lease receivables*	¥1,057,990	¥1,124,232
Unguaranteed residual value	28,145	29,555
Initial direct costs	1,428	1,236

Total	¥1,087,563	¥1,155,023

*
Some lease contracts are subject to government assistance for the customers’ acquisition of leased assets, mainly for the purpose of environmental measures. This government assistance is accounted for as a reduction of lease receivables of lease contracts when the Company and its subsidiaries confirm receipt of cash. The amount of a reduction of lease receivables were ¥28,532 million and ¥31,108 million as of March 31, 2023 and 2024, respectively. Benefits of the government assistance are attributed to the customers by the reduced lease payments. Furthermore, remaining term of government assistance contracts ranges up to 11 years and 14 years as of March 31, 2023 and 2024, respectively. And when receiving the government assistance, restrictions mainly on disposal of property and duty of keeping documents occur for a certain period of time.

Investment in operating leases at March 31, 2023 and 2024 consists of the following:

	Millions of yen
	March 31, 2023	March 31, 2024
Transportation equipment	¥1,521,865	¥1,892,410
Measuring and information-related equipment	342,591	377,195
Real estate	319,074	308,989
Other	79,633	87,525

	2,263,163	2,666,119
Accumulated depreciation	(865,942)	(936,001)

Net	1,397,221	1,730,118
Right-of-use assets	98,417	87,359
Accrued rental receivables	45,123	54,230
Allowance for doubtful receivables on operating leases	(3,583)	(3,133)

Total	¥1,537,178	¥1,868,574

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2022, 2023 and 2024 are as follows:

	Millions of yen
	2022	2023	2024
Depreciation expenses	¥231,643	¥245,180	¥261,723
Various expenses	90,427	91,807	95,037

Total	¥322,070	¥336,987	¥356,760

Remaining lease receivables of net investment in leases (including residual value guarantees) range up to 18 years at March 31, 2024. Remaining lease receivables of the operating lease contracts range up to 57 years at March 31, 2024. At March 31, 2024, the amounts due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Net investment in leases	Operating leases
2025	¥476,700	¥381,709
2026	322,930	241,771
2027	215,653	162,414
2028	123,055	94,841
2029	72,827	53,333
Thereafter	54,652	135,000

Total lease payments	1,265,817	¥1,069,068

Less imputed interest	(141,585)

Total lease receivables	¥1,124,232

(2) Lessee
The Company and its subsidiaries determine if an arrangement is a lease at inception of each contract. The Company and its subsidiaries have operating and finance leases for various assets including lands, office buildings, employees’ accommodations, and vehicles.
Some of the lease arrangements include options to extend or terminate lease term. The Company and its subsidiaries determine the lease term while taking such options into account when determining the lease term when it is reasonably certain that it will exercise these options. The Company and its subsidiaries’ lease arrangements do not contain material residual value guarantees or material restrictive covenants. As a rate implicit in most of the leases cannot be readily determinable, the Company and its subsidiaries use incremental borrowing rate based on the information available at commencement to determine the present values of lease payments.
The component of lease expense for fiscal 2022, 2023 and 2024 are as follows:

	Millions of yen	Millions of yen	Millions of yen
	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2024
Finance lease cost
Depreciation expenses of right-of-use assets	¥534	¥536	¥580
Interest expenses of lease liabilities	106	150	84

	640	686	664

Operating lease cost	49,725	52,279	53,405
Short-term lease cost	3,034	2,742	3,048
Variable lease cost	65	1,297	2,721
Sublease income	(3,192)	(8,819)	(9,512)

Total	¥50,272	¥48,185	¥50,326

The Company and its subsidiaries recorded net gains on sale and leaseback transactions of ¥2,661 million for fiscal 2024.

Supplemental cash flow information related to leases for fiscal 2022, 2023 and 2024 are as follows:

	Millions of yen
	Year Ended March 31, 2022
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥106	¥47,321
Cash flows from financing activities	878	0

Right-of-use assets obtained in exchange for lease liabilities:	¥278	¥37,816

	Millions of yen
	Year Ended March 31, 2023
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥150	¥50,369
Cash flows from financing activities	781	0

Right-of-use assets obtained in exchange for lease liabilities:	¥93	¥39,823

	Millions of yen
	Year Ended March 31, 2024
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥84	¥52,759
Cash flows from financing activities	664	0

Right-of-use assets obtained in exchange for lease liabilities:	¥1,481	¥27,427

Supplemental balance sheet information related to lessee leases at March 31, 2023 and 2024 are as follows:

	Millions of yen, except lease term and discount rate
	March 31, 2023
	Finance leases	Operating leases
Investment in Operating Leases	¥4,782	¥93,635
Property under Facility Operations	1,394	85,036
Office Facilities	368	100,744

Total right-of-use assets	6,544	279,415

Other Liabilities	7,129	280,829

Total lease liabilities	¥7,129	¥280,829

Weighted average remaining lease term	37years	11years

Weighted average discount rate	2.4%	1.3%

	Millions of yen, except lease term and discount rate
	March 31, 2024
	Finance leases	Operating leases
Investment in Operating Leases	¥4,685	¥82,674
Property under Facility Operations	2,306	72,284
Office Facilities	293	94,932

Total right-of-use assets	7,284	249,890

Other Liabilities	7,877	252,344

Total lease liabilities	¥7,877	¥252,344

Weighted average remaining lease term	35years	11years

Weighted average discount rate	2.2%	1.7%

At March 31, 2024, the amounts of lease liabilities related to lessee leases due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Finance leases	Operating leases
2025	¥875	¥50,599
2026	793	39,445
2027	527	30,366
2028	388	25,168
2029	361	21,813
Thereafter	8,161	106,525

Total lease payments	11,105	273,916

Less imputed interest	(3,228)	(21,572)

Total lease liabilities	¥7,877	¥252,344